Discontinued Operations	12 Months Ended
Dec. 26, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
During the third quarter of fiscal 2015 we made the decision to exit the Citrus Lane business through either a sale or wind-down as it was no longer a strategic priority. In the fourth quarter of fiscal 2015, we made the decision to shut down the business and had substantially completed our plans for exiting the business. As such, financial results of Citrus Lane have been presented as loss from discontinued operations, net of tax on the consolidated statements of operations for the fiscal years ended December 26, 2015 and December 27, 2014. Assets and liabilities of Citrus Lane to be disposed of are presented as assets from discontinued operations and liabilities from discontinued operations on the consolidated balance sheet as of December 26, 2015 and December 27, 2014.
The following table presents financial results of the Citrus Lane business included in loss from discontinued operations, net of tax for the fiscal years ended December 26, 2015 and December 27, 2014 (in thousands):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014

Revenue	$11,530	$6,001
Cost of revenue	11,849	6,882
Operating expenses:
Selling and marketing	2,229	2,017
Research and development	904	768
General and administrative	2,698	2,764
Impairment of goodwill and intangible assets	8,766	36,227
Depreciation and amortization	99	76
Operating loss	(15,015)	(42,733)
Other expense, net	(30)	—
Loss from discontinued operations before income taxes	(15,045)	(42,733)
Loss on disposal of assets before income taxes	(2,071)	—
Provision for income tax	—	—
Loss from discontinued operations	$(17,116)	$(42,733)

For further details on the impairment of goodwill and intangible assets please refer to Note 2 of these Notes to Consolidated Financial Statements.
The major components of current assets and current liabilities of the Citrus Lane business were as follows (in thousands):

	December 26, 2015	December 27, 2014
Assets
Accounts receivable	$92	$62
Prepaid expenses and other current assets	28	484
Inventory	319	2,626
Total current assets	439	3,172
Property and equipment, net	9	32
Intangible assets, net	—	1,900
Goodwill	—	8,050
Total assets	$448	$13,154

Liabilities
Accounts payable	$435	$1,139
Accrued expenses and other liabilities	1,325	1,066
Deferred revenue	82	1,874
Current contingent acquisition consideration	16,041	7,840
Total current liabilities	17,883	11,919
Total non-current liabilities of discontinued operations	—	7,267
Total liabilities	$17,883	$19,186